Summary of Material Accounting Policies - Schedule of Estimated Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2025
Office Equipment [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	2 years
Office Equipment [Member] | Top of Range [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	8 years
Leasehold Improvements [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	3 years
Leasehold Improvements [Member] | Top of Range [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	15 years
Others [Member] | Bottom of Range [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	2 years
Others [Member] | Top of Range [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	5 years